Loss Per Share - Summary of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted
Loss attributable to equity holders of the parent	$ (385,297)	$ (155,575)	$ (112,275)
Shares used in calculation
Weighted-average shares outstanding	318,843,239	264,432,214	223,465,734
Basic and diluted loss per share attributable to owners of the parent	$ (1.21)	$ (0.59)	$ (0.50)